Share capital and Other contributed capital - Company's Share capital (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Mar. 16, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares	119,007,062		257,227,062	208,962,350
Share Capital	$ 30,964		$ 27,224
Other Contributed Capital	$ 506,008		$ 257,774
Preferred A
Disclosure of classes of share capital [line items]
Number of shares			1
Preferred B1
Disclosure of classes of share capital [line items]
Number of shares			200,755,561
Share Capital			$ 21,249
Other Contributed Capital			$ 194,741
Common Share-Class A
Disclosure of classes of share capital [line items]
Number of shares			56,221,500
Share Capital			$ 5,946
Other Contributed Capital			$ 62,965
Common Share-Class B
Disclosure of classes of share capital [line items]
Number of shares			250,000
Share Capital			$ 29
Other Contributed Capital			$ 68
Common Shares
Disclosure of classes of share capital [line items]
Number of shares	119,007,062	257,227,062
Share Capital	$ 30,964
Other Contributed Capital	$ 506,008